Long-Term Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Long-Term Debt	LONG-TERM DEBT

(in millions)	Maturity Date	2020	2019
ITC
Secured US First Mortgage Bonds -
4.31% weighted average fixed rate (2019 - 4.46%)	2024-2055	$2,755	$2,624
Secured US Senior Notes -
4.00% weighted average fixed rate (2019 - 4.26%)	2040-2055	923	747
Unsecured US Senior Notes -
3.61% weighted average fixed rate (2019 - 3.79%)	2022-2043	4,136	3,312
Unsecured US Shareholder Note -
6.00% fixed rate (2019 - 6.00%)	2028	253	258
Unsecured US Term Loan Credit Agreement -
2.35% weighted average fixed rate	n/a	—	260
UNS Energy
Unsecured US Tax-Exempt Bonds - 4.34% weighted
average fixed and variable rate (2019 - 4.64%)	2029-2030	362	603
Unsecured US Fixed Rate Notes -
3.86% weighted average fixed rate (2019 - 4.38%)	2021-2050	2,704	1,851
Central Hudson
Unsecured US Promissory Notes - 3.94% weighted
average fixed and variable rate (2019 - 4.27%)	2021-2060	1,078	986
FortisBC Energy
Unsecured Debentures -
4.72% weighted average fixed rate (2019 - 4.87%)	2026-2050	2,995	2,795
FortisAlberta
Unsecured Debentures -
4.49% weighted average fixed rate (2019 - 4.64%)	2024-2052	2,360	2,185
FortisBC Electric
Secured Debentures -
8.80% fixed rate (2019 - 8.80%)	2023	25	25
Unsecured Debentures -
4.87% weighted average fixed rate (2019 - 5.05%)	2021-2050	785	710
Other Electric
Secured First Mortgage Sinking Fund Bonds -
5.61% weighted average fixed rate (2019 - 6.14%)	2022-2060	634	571
Secured First Mortgage Bonds -
5.66% weighted average fixed rate (2019 - 5.66%)	2025-2061	220	220
Unsecured Senior Notes -
4.45% weighted average fixed rate (2019 - 4.45%)	2041-2048	152	152
Unsecured US Senior Loan Notes and Bonds - 4.41% weighted
average fixed and variable rate (2019 - 4.53%)	2022-2049	648	645
Corporate and Other
Unsecured US Senior Notes and Promissory Notes -
3.81% weighted average fixed rate (2019 - 3.80%)	2021-2044	2,685	2,903
Unsecured Debentures -
6.50% fixed rate (2019 - 6.50%)	2039	200	200
Unsecured Senior Notes - 2.85% fixed rate (2019 - 2.85%)	2023	500	500

Long-term classification of credit facility borrowings		980	640
Fair value adjustment - ITC acquisition		119	133
Total long-term debt (Note 27)		24,514	22,320
Less: Deferred financing costs and debt discounts		(147)	(129)
Less: Current installments of long-term debt		(1,254)	(690)
		$23,113	$21,501
Most long-term debt at the Corporation's regulated utilities is redeemable at the option of the respective utility at the greater of par or a specified price, together with accrued and unpaid interest. Security, if provided, is typically through a fixed or floating first charge on specific assets of the utility.

The Corporation's unsecured debentures and senior notes are redeemable at the option of Fortis at the greater of par or a specified price together with accrued and unpaid interest.

Certain long-term debt agreements have covenants that provide that the Corporation shall not declare, pay or make any dividends or any other restricted payments if, immediately thereafter, its consolidated debt to consolidated capitalization ratio would exceed 65%.

Long-Term Debt Issuances

(in millions, except as noted)	Month Issued	Interest Rate (%)	Maturity	Amount ($)		Use of Proceeds
ITC
Unsecured term loan credit agreement	January	(1)	2021	US	75	(2)(3)
Unsecured term loan credit agreement (4)	January	(5)	2021	US	200	(4)
Unsecured senior notes	May	2.95	2030	US	700	(2)(3)(6)
First mortgage bonds	July	3.13	2051	US	180	(2)(3)(7)
Secured senior notes	October	3.02	2055	US	150	(2)(3)(7)(8)
UNS Energy
Unsecured senior notes	April	4.00	2050	US	350	(2)(3)
Unsecured senior notes	August	1.50	2030	US	300	(7)
Unsecured senior notes	September	2.17	2032	US	50	(2)(3)
Central Hudson
Unsecured senior notes	May	3.42	2050	US	30	(3)
Unsecured senior notes	July	3.62	2060	US	30	(3)(7)
Unsecured senior notes	September	2.03	2030	US	40	(8)
Unsecured senior notes	November	2.03	2030	US	30	(3)(7)
FortisBC Energy
Unsecured debentures	July	2.54	2050	200		(7)
FortisAlberta
Unsecured senior debentures	December	2.63	2051	175		(2)
FortisBC Electric
Unsecured debentures	May	3.12	2050	75		(2)
Newfoundland Power
First mortgage sinking fund bonds	April	3.61	2060	100		(2)(3)
FortisTCI
Unsecured senior notes	June/October	5.30	2035	US	30	(7)(8)
Unsecured senior notes	October/December	3.25	2030	US	10	(3)
(1)    Floating rate of a one-month LIBOR plus a spread of 0.45%
(2)    Repay credit facility borrowings
(3)    General corporate purposes
(4)    Maximum amount of borrowings under this agreement of US$400 million has been drawn; current period borrowings were used to repay an outstanding commercial paper balance.
(5)    Floating rate of a two-month LIBOR plus a spread of 0.60%
(6)    Early redemption of unsecured term loan borrowing of US$400 million
(7)    Finance capital expenditures
(8)    Repay maturing long-term debt
Long-Term Debt Repayments

The consolidated requirements to meet principal repayments and maturities in each of the next five years and thereafter are as follows.

(in millions)	Total
2021	$1,254
2022	823
2023	1,786
2024	1,088
2025	484
Thereafter	19,079
$24,514

In December 2020 Fortis filed a short-form base shelf prospectus with a 25-month life under which it may issue common or preference shares, subscription receipts or debt securities in an aggregate principal amount of up to $2.0 billion. As at December 31, 2020, $2.0 billion remained available under the short-form base shelf prospectus.

Credit Facilities

(in millions)	Regulated Utilities	Corporate and Other	2020	2019
Total credit facilities	$3,700	$1,881	$5,581	$5,590
Credit facilities utilized:
Short-term borrowings (1)	(132)	—	(132)	(512)
Long-term debt (including current portion) (2)	(714)	(266)	(980)	(640)
Letters of credit outstanding	(77)	(53)	(130)	(114)
Credit facilities unutilized	$2,777	$1,562	$4,339	$4,324
(1)    The weighted average interest rate was approximately 0.8% (2019 - 3.2%).
(2)    The weighted average interest rate was approximately 0.9% (2019 - 2.4%). The current portion was $651 million (2019 - $252 million).

Credit facilities are syndicated primarily with large banks in Canada and the US, with no one bank holding more than approximately 25% of the total facilities. Approximately $5.3 billion of the total credit facilities are committed facilities with maturities ranging from 2021 through 2025.
Consolidated credit facilities of approximately $5.6 billion as at December 31, 2020 are itemized below.

(in millions)	Amount ($)		Maturity
Unsecured committed revolving credit facilities
Regulated utilities
ITC (1)	US	900	October 2023
UNS Energy	US	500	October 2022
Central Hudson	US	200	March 2025
FortisBC Energy	700		August 2024
FortisAlberta	250		August 2024
FortisBC Electric	150		April 2024
Other Electric	190		(2)
Other Electric	US	70	January 2025
Corporate and Other	1,850		(3)
Other facilities
Regulated utilities
Central Hudson - uncommitted credit facility	US	30	n/a
FortisBC Energy - uncommitted credit facility	55		March 2022
FortisBC Electric - unsecured demand overdraft facility	10		n/a
Other Electric - unsecured demand facilities	20		n/a
Other Electric - unsecured demand facility and emergency standby loan	US	60	June 2021
Corporate and Other - unsecured non-revolving facility	30		n/a
(1)    ITC also has a US$400 million commercial paper program, under which US$67 million was outstanding as at December 31, 2020, as reported in short-term borrowings.
(2)    $40 million in June 2021, $50 million in February 2022 and $100 million in August 2024
(3)    $500 million in April 2021, $50 million in April 2022 and $1.3 billion in July 2024